Quarterly Holdings Report
for

Fidelity® Series Real Estate Income Fund

October 31, 2020

SRE-QTLY-1220
1.924315.109

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 14.5%
	Shares	Value
FINANCIALS - 3.3%
Mortgage Real Estate Investment Trusts - 3.3%
AGNC Investment Corp.	459,000	$6,412,230
Broadmark Realty Capital, Inc.	131,700	1,313,049
Capstead Mortgage Corp.	99,600	508,956
Chimera Investment Corp.	112,100	936,035
Colony NorthStar Credit Real Estate, Inc.	119,740	627,438
Dynex Capital, Inc.	184,666	3,024,829
Ellington Financial LLC	152,651	1,868,448
Ellington Residential Mortgage REIT	45,300	481,539
Great Ajax Corp.	281,246	2,159,969
Hunt Companies Finance Trust, Inc.	103,708	268,604
MFA Financial, Inc.	1,265,900	3,569,838
New Residential Investment Corp.	1,182,300	8,867,250
Redwood Trust, Inc.	100,500	854,250
		30,892,435
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Willscot Mobile Mini Holdings (a)	62,900	1,168,682
REAL ESTATE - 11.1%
Equity Real Estate Investment Trusts (REITs) - 10.9%
Acadia Realty Trust (SBI)	296,600	2,767,278
American Homes 4 Rent Class A	85,700	2,422,739
American Tower Corp.	60,700	13,939,746
Apartment Investment & Management Co. Class A	197,602	6,303,504
AvalonBay Communities, Inc.	9,200	1,279,996
Colony Capital, Inc.	570,699	2,031,688
CoreSite Realty Corp.	3,800	453,568
Crown Castle International Corp.	47,300	7,388,260
Digital Realty Trust, Inc.	11,000	1,587,300
Diversified Healthcare Trust (SBI)	118,500	343,058
Douglas Emmett, Inc.	49,800	1,175,280
Easterly Government Properties, Inc.	87,200	1,822,480
Equinix, Inc.	7,100	5,191,804
Equity Lifestyle Properties, Inc.	195,200	11,553,888
Gaming & Leisure Properties	48,593	1,766,356
Healthcare Trust of America, Inc.	86,550	2,103,165
Invitation Homes, Inc.	44,900	1,223,974
iStar Financial, Inc.	405,987	4,790,647
Lexington Corporate Properties Trust	506,422	5,028,770
Mid-America Apartment Communities, Inc.	85,314	9,950,172
Monmouth Real Estate Investment Corp. Class A	183,495	2,541,406
NexPoint Residential Trust, Inc.	16,100	713,552
Public Storage	5,500	1,259,885
Retail Value, Inc.	22,650	283,125
Sabra Health Care REIT, Inc.	142,800	1,879,248
Safety Income and Growth, Inc.	9,400	646,908
SITE Centers Corp.	146,700	999,027
Terreno Realty Corp.	11,880	668,606
UMH Properties, Inc.	37,800	515,214
Ventas, Inc.	103,755	4,095,210
Washington REIT (SBI)	116,000	2,027,680
Weyerhaeuser Co.	96,600	2,636,214
		101,389,748
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	32,000	1,612,800

TOTAL REAL ESTATE		103,002,548

TOTAL COMMON STOCKS
(Cost $134,752,722)		135,063,665

Preferred Stocks - 30.4%
Convertible Preferred Stocks - 2.0%
FINANCIALS - 1.0%
Mortgage Real Estate Investment Trusts - 1.0%
Great Ajax Corp. 7.25%	310,550	7,173,768
ZAIS Financial Corp. 7.00%	73,475	1,689,925
		8,863,693
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Braemar Hotels & Resorts, Inc. 5.50%	18,883	239,059
Lexington Corporate Properties Trust Series C, 6.50%	71,519	4,037,665
RLJ Lodging Trust Series A, 1.95%	38,950	873,259
Wheeler REIT, Inc. 8.75% (a)	213,775	3,204,085
		8,354,068
Real Estate Management & Development - 0.1%
Landmark Infrastructure Partners LP 3 month U.S. LIBOR + 4.690% 6.856% (b)(c)	57,650	1,412,684
TOTAL REAL ESTATE		9,766,752

TOTAL CONVERTIBLE PREFERRED STOCKS		18,630,445

Nonconvertible Preferred Stocks - 28.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
DCP Midstream Partners LP:
7.95% (b)	36,975	636,340
Series B, 7.875% (b)	34,150	588,063
Enbridge, Inc.:
Series 1 5 year U.S. Treasury Index + 3.140% 5.949% (b)(c)	99,425	1,630,570
Series L 5 year U.S. Treasury Index + 3.150% 4.959% (b)(c)	19,600	288,904
Energy Transfer Partners LP 7.60% (b)	54,425	1,057,478
Global Partners LP 9.75% (b)	1,825	45,204
		4,246,559
FINANCIALS - 17.5%
Mortgage Real Estate Investment Trusts - 17.5%
AG Mortgage Investment Trust, Inc.:
8.00%	144,509	2,443,647
8.25%	1,725	29,653
Series C 8.00% (b)	103,493	1,758,346
AGNC Investment Corp.:
6.125% (b)	144,800	3,121,888
6.875% (b)	130,650	2,918,721
Series C, 7.00% (b)	319,899	7,317,690
Series E 6.50% (b)	280,250	6,193,525
Annaly Capital Management, Inc.:
6.75% (b)	163,400	3,686,304
Series D, 7.50%	88,175	2,234,355
Series F, 6.95% (b)	477,200	10,727,456
Series G, 6.50% (b)	235,110	4,930,257
Anworth Mortgage Asset Corp. Series A, 8.625%	111,413	2,590,352
Arbor Realty Trust, Inc.:
Series A, 8.25%	44,047	1,119,234
Series B, 7.75%	42,675	1,080,531
Series C, 8.50%	16,125	416,025
Arlington Asset Investment Corp.:
6.625%	39,038	934,960
8.25% (b)	22,175	417,999
Armour Residential REIT, Inc. Series C 7.00%	16,500	386,265
Capstead Mortgage Corp. Series E, 7.50%	132,416	3,056,161
Cherry Hill Mortgage Investment Corp.:
8.25% (b)	56,575	1,131,494
Series A, 8.20%	64,250	1,477,750
Chimera Investment Corp.:
8.00% (b)	230,700	4,524,027
Series A, 8.00%	38,500	873,950
Series B, 8.00% (b)	432,958	8,979,549
Series C, 7.75% (b)	303,766	5,862,684
Dynex Capital, Inc.:
Series B, 7.625%	31,088	769,739
Series C 6.90% (b)	143,400	3,154,800
Ellington Financial LLC 6.75% (b)	83,222	1,656,118
Exantas Capital Corp. 8.625% (b)	16,193	273,662
Invesco Mortgage Capital, Inc.:
7.50% (b)	397,081	8,326,789
Series A, 7.75%	31,526	684,114
Series B, 7.75% (b)	236,491	4,966,311
MFA Financial, Inc.:
6.50% (b)	203,900	3,572,328
8.00%	114,772	2,702,881
Series B, 7.50%	195,649	3,988,305
New Residential Investment Corp.:
7.125% (b)	295,836	5,771,760
Series A 7.50% (b)	375,696	7,660,441
Series C 6.375% (b)	129,446	2,284,722
New York Mortgage Trust, Inc.:
Series B, 7.75%	81,977	1,601,011
Series C, 7.875%	121,233	2,400,401
Series D, 8.00% (b)	78,000	1,483,560
PennyMac Mortgage Investment Trust:
8.125% (b)	106,075	2,476,851
Series B, 8.00% (b)	206,005	4,748,415
Two Harbors Investment Corp.:
7.50%	118,883	2,602,349
7.75%	11,639	258,037
Series A, 8.125% (b)	292,032	6,337,094
Series B, 7.625% (b)	458,172	9,387,944
Series C, 7.25% (b)	227,472	4,344,715
ZAIS Financial Corp. Series C 6.20%	136,450	3,018,274
		162,683,444
Real Estate Management & Development - 0.0%
Brookfield Properties Corp. Series EE, 5.10% (b)	7,675	86,468
TOTAL FINANCIALS		162,769,912
REAL ESTATE - 10.4%
Equity Real Estate Investment Trusts (REITs) - 10.3%
American Finance Trust, Inc. 7.50%	134,598	3,202,086
American Homes 4 Rent:
6.25%	18,925	508,519
Series D, 6.50%	47,325	1,222,878
Series E, 6.35%	57,650	1,483,046
Series F, 5.875%	47,683	1,247,387
Series G, 5.875%	37,050	970,710
Armada Hoffler Properties, Inc. 6.75%	33,250	771,733
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	61,574	354,051
Series F, 7.375%	95,700	526,350
Series G, 7.375%	34,229	190,313
Series H, 7.50%	35,575	204,556
Series I, 7.50%	58,911	327,545
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	80,752	2,035,411
Series C, 7.625%	44,175	1,122,487
Series D, 7.125%	31,900	818,793
Braemar Hotels & Resorts, Inc. Series D, 8.25%	35,150	505,106
Cedar Realty Trust, Inc.:
Series B, 7.25%	40,856	902,129
Series C, 6.50%	53,500	1,048,600
City Office REIT, Inc. Series A, 6.625%	27,525	674,363
Colony Capital, Inc.:
Series G, 7.50%	136,671	3,009,495
Series H, 7.125%	187,112	4,095,882
Series I, 7.15%	205,785	4,529,328
Series J, 7.15%	277,243	6,066,077
DiamondRock Hospitality Co. 8.25% (a)	34,900	902,165
Digital Realty Trust, Inc. Series C, 6.625%	16,950	442,395
Farmland Partners, Inc. Series B, 6.00%	117,050	2,937,955
Gladstone Commercial Corp.:
6.625%	41,125	1,024,013
Series D, 7.00%	107,225	2,693,492
Gladstone Land Corp. Series A, 6.375%	11,725	304,147
Global Medical REIT, Inc. Series A, 7.50%	27,461	705,748
Global Net Lease, Inc.:
Series A, 7.25%	129,625	3,331,363
Series B 6.875%	47,200	1,180,000
Government Properties Income Trust 5.875%	39,775	1,000,341
Healthcare Trust, Inc. Series A 7.375%	24,500	512,660
Hersha Hospitality Trust:
Series C, 6.875%	550	8,118
Series D, 6.50%	42,250	627,413
Investors Real Estate Trust Series C, 6.625%	57,700	1,486,352
iStar Financial, Inc.:
Series D, 8.00%	76,856	1,906,021
Series G, 7.65%	140,137	3,408,833
Series I, 7.50%	292,923	6,953,992
Jernigan Capital, Inc. Series B, 7.00%	50,892	1,273,318
Kimco Realty Corp. Series M, 5.25%	22,400	579,936
Monmouth Real Estate Investment Corp. Series C, 6.125%	99,636	2,480,936
National Storage Affiliates Trust Series A, 6.00%	12,325	322,545
Pebblebrook Hotel Trust:
6.30%	53,702	1,117,002
6.375%	55,192	1,147,994
Series C, 6.50%	73,405	1,561,324
Series D, 6.375%	55,989	1,150,574
Pennsylvania (REIT):
Series B, 7.375%	56,533	347,678
Series C, 7.20%	9,575	54,099
Series D, 6.875%	27,400	160,564
Plymouth Industrial REIT, Inc. Series A, 7.50%	30,350	780,814
Prologis (REIT), Inc. Series Q, 8.54%	16,850	1,364,850
PS Business Parks, Inc. Series Z 4.875%	8,000	207,760
Public Storage Series F, 5.15%	29,950	787,685
QTS Realty Trust, Inc. Series A, 7.125%	32,825	888,901
Rexford Industrial Realty, Inc.:
Series A, 5.875%	26,500	682,587
Series B, 5.875%	50,000	1,299,995
Series C 5.625%	11,775	313,745
Saul Centers, Inc.:
Series D, 6.125%	15,958	367,034
Series E 6.00%	13,475	306,961
Seritage Growth Properties Series A, 7.00%	1,050	17,939
SITE Centers Corp. Series K, 6.25%	28,039	677,703
Sotherly Hotels, Inc.:
Series B, 8.00%	12,750	76,500
Series C, 7.875%	19,300	113,870
Spirit Realty Capital, Inc. Series A, 6.00%	16,575	427,801
Stag Industrial, Inc. Series C, 6.875%	17,925	461,927
Summit Hotel Properties, Inc.:
Series D, 6.45%	42,350	916,454
Series E, 6.25%	52,384	1,113,160
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	8,475	206,239
Series F, 6.45%	16,950	419,852
Taubman Centers, Inc. Series K, 6.25%	21,311	459,039
UMH Properties, Inc.:
Series C, 6.75%	78,695	2,005,936
Series D, 6.375%	49,775	1,238,402
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	51,175	1,217,965
Series K 5.875%	28,775	659,379
VEREIT, Inc. Series F, 6.70%	121,589	3,061,611
Washington Prime Group, Inc.:
Series H, 7.50%	51,689	472,954
Series I, 6.875%	12,908	116,688
		96,101,574
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP:
5.75%	7,000	134,890
6.50%	5,875	122,259
Landmark Infrastructure Partners LP Series B, 7.90%	22,125	542,948
		800,097
TOTAL REAL ESTATE		96,901,671
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35% (b)	35,775	639,616

TOTAL NONCONVERTIBLE PREFERRED STOCKS		264,557,758

TOTAL PREFERRED STOCKS
(Cost $314,942,048)		283,188,203
	Principal Amount	Value

Corporate Bonds - 24.2%
Convertible Bonds - 7.0%
FINANCIALS - 6.3%
Mortgage Real Estate Investment Trusts - 6.3%
Arbor Realty Trust, Inc. 4.75% 11/1/22 (d)	4,274,000	4,022,903
Blackstone Mortgage Trust, Inc. 4.75% 3/15/23	1,644,000	1,574,429
Granite Point Mortgage Trust, Inc.:
5.625% 12/1/22 (d)	2,696,000	2,564,324
6.375% 10/1/23	1,901,000	1,707,336
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	4,821,000	4,724,580
MFA Financial, Inc. 6.25% 6/15/24	4,363,000	4,087,833
New York Mortgage Trust, Inc. 6.25% 1/15/22	28,000	26,810
PennyMac Corp. 5.5% 11/1/24 (d)	7,066,000	6,521,534
Redwood Trust, Inc.:
4.75% 8/15/23	2,555,000	2,341,972
5.625% 7/15/24	11,945,000	10,917,459
RWT Holdings, Inc. 5.75% 10/1/25	9,000,000	7,966,776
Two Harbors Investment Corp. 6.25% 1/15/22	4,844,000	4,816,753
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	9,744,000	7,800,072
		59,072,781
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Colony Financial, Inc. 5% 4/15/23	3,687,000	3,615,168
VEREIT, Inc. 3.75% 12/15/20	2,660,000	2,660,263
		6,275,431

TOTAL CONVERTIBLE BONDS		65,348,212

Nonconvertible Bonds - 17.2%
CONSUMER DISCRETIONARY - 3.2%
Hotels, Restaurants & Leisure - 0.2%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24	460,000	473,800
Marriott Ownership Resorts, Inc. 6.5% 9/15/26	45,000	46,350
Times Square Hotel Trust 8.528% 8/1/26 (d)	1,642,833	1,780,387
		2,300,537
Household Durables - 3.0%
Adams Homes, Inc. 7.5% 2/15/25 (d)	1,550,000	1,557,750
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (d)	4,354,000	4,484,620
9.875% 4/1/27 (d)	3,780,000	4,195,800
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30 (d)	255,000	242,408
6.25% 9/15/27 (d)	1,467,000	1,503,235
Century Communities, Inc.:
5.875% 7/15/25	1,518,000	1,563,540
6.75% 6/1/27	1,770,000	1,885,050
LGI Homes, Inc. 6.875% 7/15/26 (d)	4,133,000	4,318,985
M/I Homes, Inc. 5.625% 8/1/25	1,518,000	1,560,064
New Home Co. LLC:
7.25% 4/1/22	2,698,000	2,736,851
7.25% 10/15/25 (d)	715,000	719,469
Picasso Finance Sub, Inc. 6.125% 6/15/25 (d)	800,000	843,680
TRI Pointe Homes, Inc. 5.25% 6/1/27	2,042,000	2,195,150
		27,806,602
TOTAL CONSUMER DISCRETIONARY		30,107,139
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG Global Finance PLC:
6.75% 2/7/25 (d)	1,250,000	1,225,000
8.5% 10/30/25 (d)	305,000	312,015
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,045,000	2,105,184
		3,642,199
FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
Brixmor Operating Partnership LP 3.85% 2/1/25	1,753,000	1,882,737
Five Point Operation Co. LP 7.875% 11/15/25 (d)	3,734,000	3,734,000
		5,616,737
HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
Sabra Health Care LP:
3.9% 10/15/29	1,011,000	1,016,406
4.8% 6/1/24	1,267,000	1,336,296
5.125% 8/15/26	6,615,000	7,210,084
		9,562,786
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Williams Scotsman International, Inc. 4.625% 8/15/28 (d)	750,000	762,300
REAL ESTATE - 11.9%
Equity Real Estate Investment Trusts (REITs) - 8.5%
American Homes 4 Rent LP 4.25% 2/15/28	2,000,000	2,263,209
ARC Properties Operating Partnership LP 4.6% 2/6/24	1,757,000	1,892,078
CBL & Associates LP:
4.6% 10/15/24	5,700,000	2,067,390
5.25% 12/1/23	3,629,000	1,369,948
5.95% 12/15/26	2,551,000	955,645
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,428,000	1,470,840
ESH Hospitality, Inc. 5.25% 5/1/25 (d)	2,346,000	2,346,000
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	2,375,000	2,594,640
Government Properties Income Trust 4.25% 5/15/24	946,000	959,431
Healthpeak Properties, Inc. 4% 6/1/25	2,011,000	2,259,823
Hospitality Properties Trust:
4.65% 3/15/24	1,556,000	1,398,455
5% 8/15/22	859,000	848,263
7.5% 9/15/25	1,480,000	1,551,139
iStar Financial, Inc.:
4.25% 8/1/25	3,200,000	2,936,000
4.75% 10/1/24	7,120,000	6,799,600
5.5% 2/15/26	3,015,000	2,854,512
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	1,506,000	1,576,782
5% 10/15/27	4,237,000	4,433,809
5.25% 8/1/26	1,466,000	1,520,975
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	483,000	522,890
4.75% 1/15/28	1,616,000	1,755,776
4.95% 4/1/24	659,000	708,425
5.25% 1/15/26	22,000	24,322
Select Income REIT:
4.15% 2/1/22	2,117,000	2,137,149
4.5% 2/1/25	3,695,000	3,744,257
Senior Housing Properties Trust:
4.75% 5/1/24	12,480,000	11,887,200
4.75% 2/15/28	5,067,000	4,496,963
6.75% 12/15/21	2,090,000	2,121,350
9.75% 6/15/25	2,000,000	2,200,000
Uniti Group, Inc. 7.875% 2/15/25 (d)	1,000,000	1,060,000
VEREIT Operating Partnership LP:
3.1% 12/15/29	1,000,000	1,013,232
4.875% 6/1/26	1,593,000	1,804,067
VICI Properties, Inc.:
4.125% 8/15/30 (d)	975,000	987,188
4.625% 12/1/29 (d)	1,095,000	1,137,716
WP Carey, Inc.:
4% 2/1/25	422,000	463,779
4.25% 10/1/26	459,000	517,775
XHR LP 6.375% 8/15/25 (d)	750,000	743,438
		79,424,066
Real Estate Management & Development - 3.4%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)	875,000	930,781
Forestar Group, Inc. 8% 4/15/24 (d)	2,784,000	2,895,360
Greystar Real Estate Partners 5.75% 12/1/25 (d)	3,430,000	3,472,875
Howard Hughes Corp.:
5.375% 3/15/25 (d)	5,200,000	5,206,500
5.375% 8/1/28 (d)	1,345,000	1,353,406
Kennedy-Wilson, Inc. 5.875% 4/1/24	10,281,000	9,921,165
Mack-Cali Realty LP:
3.15% 5/15/23	5,000	4,583
4.5% 4/18/22	91,000	87,621
Mattamy Group Corp. 5.25% 12/15/27 (d)	2,855,000	3,019,163
Mid-America Apartments LP 3.75% 6/15/24	356,000	385,721
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.875% 6/15/27 (d)	202,000	223,210
6.625% 7/15/27 (d)	1,427,000	1,537,593
Washington Prime Group LP 6.45% 8/15/24	5,316,000	2,751,030
		31,789,008
TOTAL REAL ESTATE		111,213,074

TOTAL NONCONVERTIBLE BONDS		160,904,235

TOTAL CORPORATE BONDS
(Cost $235,254,991)		226,252,447

Asset-Backed Securities - 3.1%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)	1,841,000	2,064,985
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)	1,624,000	1,802,812
Class XS, 0% 10/17/52 (b)(d)(e)(f)	916,110	9
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,239,672
Series 2002-2 Class M2, 9.163% 3/1/33	1,608,745	1,455,898
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 3.0934% 2/22/36 (b)(c)(d)	358,000	342,020
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (b)	6,053	6,073
Series 1997-3 Class M1, 7.53% 3/15/28	44,373	44,767
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.530% 3.6863% 7/17/34 (b)(c)(d)	2,115,000	2,120,597
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 2.4973% 7/17/37 (b)(c)(d)	604,000	599,880
Invitation Homes Trust Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 2.6% 6/17/37 (b)(c)(d)	464,691	464,260
Kref Ltd. Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.550% 2.6973% 6/15/36 (b)(c)(d)	440,000	422,562
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	1,980,415	1,615,950
Progress Residential Trust:
Series 2017-SFR1 Class F, 5.35% 8/17/34 (d)	526,000	537,086
Series 2018-SFR2 Class F, 4.953% 8/17/35 (d)	892,000	901,014
Series 2018-SFR3 Class F, 5.368% 10/17/35 (d)	588,000	600,385
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)	1,000,000	1,016,666
Series 2020-SFR1 Class H, 5.268% 4/17/37 (d)	588,000	568,217
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 2.7484% 1/17/35 (b)(c)(d)	994,000	995,546
Class F, 1 month U.S. LIBOR + 3.400% 3.5484% 1/17/35 (b)(c)(d)	2,274,000	2,273,995
Tricon American Homes:
Series 2016-SFR1 Class F, 5.769% 11/17/33 (d)	3,956,000	3,961,464
Series 2017-SFR1 Class F, 5.151% 9/17/34 (d)	1,632,000	1,675,535
Series 2017-SFR2 Class F, 5.104% 1/17/36 (d)	628,000	658,407
Series 2018-SFR1 Class F, 4.96% 5/17/37 (d)	1,386,000	1,467,928
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (d)	2,044,000	2,076,880
TOTAL ASSET-BACKED SECURITIES
(Cost $28,534,519)		28,912,608

Commercial Mortgage Securities - 19.3%
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.2484% 4/15/35 (b)(c)(d)	905,000	793,922
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)	625,000	580,332
Series 2017-BNK8 Class E, 2.8% 11/15/50 (d)	1,848,000	1,023,835
Series 2018-BN12 Class D, 3% 5/15/61 (d)	318,000	210,523
Series 2019-BN21 Class F, 2.6818% 10/17/52 (d)	1,953,000	853,688
Benchmark Mortgage Trust:
sequential payer Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (b)(d)	573,000	532,788
Class 225E, 3.2943% 12/15/62 (b)(d)	859,000	751,192
Series 2020-B18 Class AGNG, 4.3885% 7/15/53 (b)(d)	2,058,000	1,938,776
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.470% 2.6194% 3/15/37 (b)(c)(d)	2,000,000	1,944,907
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.1484% 11/15/32 (b)(c)(d)	1,071,000	1,018,773
Series 2020-BXLP Class G, 1 month U.S. LIBOR + 2.500% 2.6484% 12/15/36 (b)(c)(d)	986,097	942,274
Series 2020-VIVA:
Class D, 3.667% 3/9/44 (b)(d)	1,505,000	1,359,325
Class E, 3.667% 3/9/44 (b)(d)	968,000	800,309
BX Trust:
floater:
Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 2.1984% 11/15/35 (b)(c)(d)	1,190,700	1,165,338
Class H, 1 month U.S. LIBOR + 3.000% 3.1484% 11/15/35 (b)(c)(d)	1,157,800	1,140,431
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.385% 10/15/36 (b)(c)(d)	1,000,000	872,466
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 3.7484% 4/15/34 (b)(c)(d)	819,000	616,249
Series 2019-XL Class J, 1 month U.S. LIBOR + 2.650% 2.7984% 10/15/36 (b)(c)(d)	1,778,984	1,716,619
Series 2019-OC11 Class E, 4.0755% 12/9/41 (b)(d)	4,330,000	3,937,110
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (b)(d)	651,000	607,937
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.3984% 12/15/37 (b)(c)(d)	1,021,000	967,341
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (d)	2,226,000	1,675,106
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 3.3984% 7/15/30 (b)(c)(d)	69,000	63,111
Class E, 1 month U.S. LIBOR + 3.870% 4.0199% 7/15/30 (b)(c)(d)	1,229,000	1,057,780
CHC Commercial Mortgage Trust floater Series 2019-CHC Class F, 1 month U.S. LIBOR + 2.600% 2.7566% 6/15/34 (b)(c)(d)	995,703	785,922
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1817% 9/10/46 (b)(d)	2,496,000	2,343,209
Series 2016-C3 Class D, 3% 11/15/49 (d)	2,990,000	1,905,486
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.1984% 9/15/33 (b)(c)(d)	735,000	566,377
Class G, 1 month U.S. LIBOR + 5.050% 5.2047% 9/15/33 (b)(c)(d)	735,000	553,377
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (d)	1,299,000	738,843
Series 2012-CR1:
Class C, 5.3194% 5/15/45 (b)	3,011,000	2,589,901
Class D, 5.3194% 5/15/45 (b)(d)	1,917,000	1,331,817
Class G, 2.462% 5/15/45 (d)(f)	1,133,000	165,261
Series 2012-LC4 Class C, 5.5354% 12/10/44 (b)	802,000	700,306
Series 2013-CR10 Class D, 4.7893% 8/10/46 (b)(d)	1,756,000	1,660,605
Series 2013-CR12 Class D, 5.0714% 10/10/46 (b)(d)	1,262,000	567,900
Series 2013-LC6 Class D, 4.3111% 1/10/46 (b)(d)	2,732,000	2,097,063
Series 2014-UBS2 Class D, 4.9928% 3/10/47 (b)(d)	537,000	388,801
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)	1,192,000	971,635
Series 2019-CD4 Class C, 4.349% 5/10/50 (b)	1,006,000	937,887
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 7.2073% 5/10/43 (b)(d)	148,552	148,338
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)	31,000	24,850
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.8308% 8/15/45 (b)(d)	836,000	727,914
Class F, 4.25% 8/15/45 (d)	783,000	408,088
Credit Suisse Mortgage Trust floater:
Series 2019-ICE4 Class F, 1 month U.S. LIBOR + 2.650% 2.7984% 5/15/36 (b)(c)(d)	3,233,000	3,160,243
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 3.7484% 1/15/34 (b)(c)(d)	1,430,000	1,335,619
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (d)	1,766,000	1,326,641
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (b)(d)	1,287,000	1,195,739
Series 2017-CX9 Class D, 4.1497% 9/15/50 (b)(d)	461,000	330,705
CSMC Trust floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 4.4984% 7/15/32 (b)(c)(d)	1,993,000	1,456,195
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(d)	2,168,000	2,004,444
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6359% 10/15/51 (b)	1,000,000	998,915
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.5938% 11/10/46 (b)(d)	2,902,000	2,899,321
Class G, 4.652% 11/10/46 (d)	2,778,000	2,642,966
Series 2011-LC3A Class D, 5.3351% 8/10/44 (b)(d)(f)	728,000	531,810
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5755% 12/25/43 (b)(e)	5,084,000	10,403
Series K012 Class X3, 2.2507% 1/25/41 (b)(e)	3,032,079	183
Series K013 Class X3, 2.8234% 1/25/43 (b)(e)	4,967,000	373
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.0934% 11/21/35 (b)(c)(d)	1,500,000	1,392,416
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 2.7484% 7/15/35 (b)(c)(d)	669,000	515,772
Series 2011-GC5:
Class C, 5.3882% 8/10/44 (b)(d)	101,000	94,318
Class D, 5.3882% 8/10/44 (b)(d)	759,236	617,018
Class E, 5.3882% 8/10/44 (b)(d)	848,000	636,011
Class F, 4.5% 8/10/44 (d)(f)	677,000	429,331
Series 2012-GC6:
Class C, 5.6507% 1/10/45 (b)(d)	2,440,000	2,257,102
Class D, 5.6507% 1/10/45 (b)(d)	1,891,000	1,515,044
Class E, 5% 1/10/45 (b)(d)	2,889,000	1,760,069
Series 2012-GCJ7 Class D, 5.6281% 5/10/45 (b)(d)	3,539,000	3,087,269
Series 2012-GCJ9:
Class D, 4.7401% 11/10/45 (b)(d)	1,569,000	1,515,437
Class E, 4.7401% 11/10/45 (b)(d)	355,000	264,903
Series 2013-GC14 Class D, 4.7435% 8/10/46 (b)(d)	339,000	257,415
Series 2013-GC16:
Class D, 5.3107% 11/10/46 (b)(d)	3,292,000	3,115,148
Class F, 3.5% 11/10/46 (d)	1,510,000	966,206
Series 2016-GS2 Class D, 2.753% 5/10/49 (d)	1,964,000	1,480,752
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (d)	5,857,000	5,748,951
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(d)	2,614,000	2,592,072
Class F, 4.0667% 2/10/29 (b)(d)	4,029,000	3,954,609
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(d)	1,460,000	1,279,498
Series 2016-SFP Class F, 6.1552% 11/5/35 (d)	4,557,000	4,501,601
IMT Trust Series 2017-APTS:
Class EFX, 3.4966% 6/15/34 (b)(d)	1,693,000	1,581,276
Class FFL, 1 month U.S. LIBOR + 2.850% 2.9984% 6/15/34 (b)(c)(d)	600,089	548,223
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)	504,000	487,786
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 2.5% 7/17/37 (b)(c)(d)	383,894	373,727
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 2.3473% 1/17/38 (b)(c)(d)	590,000	585,401
JP Morgan Chase Commercial Mortgage Securities Trust:
floater Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 1.7484% 6/15/32 (b)(c)(d)	1,600,000	1,482,723
Class E, 1 month U.S. LIBOR + 3.000% 3.35% 6/15/35 (b)(c)(d)	15,200	13,829
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (d)	1,406,000	1,296,685
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)	1,624,000	1,370,540
Series 2014-C26 Class D, 3.8804% 1/15/48 (b)(d)	602,000	524,277
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4214% 12/15/49 (b)(d)	1,924,000	1,438,459
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.0881% 12/15/49 (b)(d)	1,308,000	898,704
Series 2018-C8 Class D, 3.2436% 6/15/51 (b)(d)	302,000	221,201
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.1315% 6/15/45 (b)	1,291,000	1,186,249
Class E, 5.1315% 6/15/45 (b)(d)	1,078,000	517,440
Class G 4% 6/15/45 (d)(f)	805,000	161,000
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.7068% 2/15/46 (b)(d)	3,467,000	1,015,932
Class G, 4.409% 2/15/46 (b)(d)	1,680,000	307,484
Class H, 4.409% 2/15/46 (b)(d)(f)	1,320,000	62,700
Series 2011-C4 Class E, 5.4804% 7/15/46 (b)(d)	1,390,000	1,342,779
Series 2013-LC11:
Class D, 4.1671% 4/15/46 (b)	1,316,000	901,388
Class F, 3.25% 4/15/46 (b)(d)	482,000	224,147
Series 2014-DSTY Class E, 3.8046% 6/10/27 (b)(d)(f)	924,000	23,142
Series 2018-AON Class F, 4.6132% 7/5/31 (b)(d)	961,000	941,671
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6062% 11/15/45 (b)(d)	2,000,000	1,899,999
Series 2012-C6, Class F, 4.6062% 11/15/45 (b)(d)	1,000,000	582,921
Series 2013-C12 Class D, 4.763% 10/15/46 (b)(d)	1,500,000	1,185,264
Series 2013-C13:
Class D, 4.8985% 11/15/46 (b)(d)	2,994,000	2,453,603
Class E, 4.8985% 11/15/46 (b)(d)	659,000	433,365
Series 2013-C7:
Class D, 4.2366% 2/15/46 (b)(d)	764,000	464,494
Class E, 4.2366% 2/15/46 (b)(d)(f)	1,501,000	868,633
Series 2013-C9 Class C, 4.0309% 5/15/46 (b)	625,000	618,429
Series 2016-C30 Class D, 3% 9/15/49 (d)	522,000	314,781
Morgan Stanley Capital I Trust:
sequential payer Series 2011-C1 Class G, 4.193% 9/15/47 (d)	1,500,000	1,396,919
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(d)	82,669	84,094
Series 2011-C2:
Class D, 5.4783% 6/15/44 (b)(d)	2,382,000	1,834,139
Class F, 5.4783% 6/15/44 (b)(d)	1,467,000	743,921
Class XB, 0.3249% 6/15/44 (b)(d)(e)	45,156,633	330,361
Series 2011-C3:
Class C, 5.2443% 7/15/49 (b)(d)	2,446,000	2,303,113
Class D, 5.2443% 7/15/49 (b)(d)	83,000	73,761
Class E, 5.2443% 7/15/49 (b)(d)	652,000	473,397
Class F, 5.2443% 7/15/49 (b)(d)	636,000	380,755
Class G, 5.2443% 7/15/49 (b)(d)(f)	979,600	484,497
Series 2012-C4 Class D, 5.4187% 3/15/45 (b)(d)	1,640,000	1,022,643
Series 2015-MS1 Class D, 4.0313% 5/15/48 (b)(d)	2,045,000	1,690,614
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)	1,043,000	757,447
Series 2016-BNK2 Class C, 3% 11/15/49 (d)	2,346,000	1,781,418
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.920% 7.0749% 8/15/24 (b)(c)(d)	768,059	630,738
Series 2017-MTL6 Class C, 1 month U.S. LIBOR + 1.400% 1.5484% 8/15/34 (b)(c)(d)	751,091	735,557
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.3984% 8/15/34 (b)(c)(d)	1,990,071	1,918,978
MRCD Series 2019-PARK Class J, 4.25% 12/15/36 (d)	3,532,000	3,217,069
MSCCG Trust:
floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 2.2984% 10/15/37 (b)(c)(d)	939,000	909,676
Series 2016-SNR:
Class D, 6.55% 11/15/34 (d)	2,588,146	2,556,157
Class E, 6.8087% 11/15/34 (d)	1,854,700	1,723,718
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(d)	1,000,000	763,974
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 2.903% 6/15/35 (b)(c)(d)	315,000	287,706
Class WAN2, 1 month U.S. LIBOR + 3.750% 3.903% 6/15/35 (b)(c)(d)	113,725	103,526
Series 2019-1776 Class F, 4.2988% 10/15/36 (d)	1,894,500	1,766,933
Progress Residential Trust Series 2019-SFR3 Class F, 3.867% 9/17/36 (d)	1,000,000	1,019,441
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	1,009,386	1,170,667
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 3.0493% 3/25/34 (b)(c)(d)	599,000	521,053
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.5929% 9/15/39 (b)(d)	2,000,000	1,696,392
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5689% 5/10/45 (b)(d)	492,000	360,970
Class E, 5% 5/10/45 (b)(d)(f)	1,236,000	596,504
Class F, 5% 5/10/45 (b)(d)(f)	399,000	58,253
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (b)(d)(f)	1,817,000	1,008,005
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0503% 1/10/45 (b)(d)	34,000	34,886
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.7587% 10/15/45 (b)(d)	637,000	629,029
Class E, 4.7587% 10/15/45 (b)(d)	1,539,000	1,285,747
Class F, 4.7587% 10/15/45 (b)(d)	774,000	525,549
Series 2016-BNK1 Class D, 3% 8/15/49 (d)	1,260,000	688,335
Series 2016-C35 Class D, 3.142% 7/15/48 (d)	2,512,000	1,822,770
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)	963,000	689,362
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (f)	45,000	7,340
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)	2,155,000	2,101,976
Class D, 5.6734% 3/15/44 (b)(d)	3,352,000	1,563,791
Class E, 5% 3/15/44 (d)	34,000	6,740
Series 2011-C5:
Class C, 5.6558% 11/15/44 (b)(d)	1,250,000	1,260,273
Class E, 5.6558% 11/15/44 (b)(d)	903,000	835,688
Class F, 5.25% 11/15/44 (b)(d)	2,000,000	1,471,276
Class G, 5.25% 11/15/44 (b)(d)	1,000,000	689,228
Series 2012-C7 Class D, 4.8104% 6/15/45 (b)(d)	620,000	334,063
Series 2012-C8 Class E, 4.8853% 8/15/45 (b)(d)	557,000	483,554
Series 2013-C11:
Class D, 4.2561% 3/15/45 (b)(d)	65,000	58,480
Class E, 4.2561% 3/15/45 (b)(d)	53,000	39,249
Series 2013-C13 Class D, 4.1396% 5/15/45 (b)(d)	45,000	41,973
Series 2013-C16 Class D, 5.0177% 9/15/46 (b)(d)	715,000	525,105
Series 2013-UBS1 Class D, 4.7353% 3/15/46 (b)(d)	910,000	825,094
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(d)	1,168,000	897,868
Class PR2, 3.516% 6/5/35 (b)(d)	459,000	345,484
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $201,644,205)		179,951,719

Bank Loan Obligations - 4.4%
COMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9% 4/11/25 (b)(c)(g)	3,695,425	3,574,880
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (b)(c)(g)	463,838	490,123
Hotels, Restaurants & Leisure - 0.5%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8978% 12/22/24 (b)(c)(g)	838,481	784,215
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/10/22 (b)(c)(g)	723,554	666,488
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (b)(c)(g)	3,998,360	3,348,627
		4,799,330

TOTAL CONSUMER DISCRETIONARY		5,289,453

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/1/25 (b)(c)(g)	1,466,250	1,247,779
Oil, Gas & Consumable Fuels - 0.4%
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (b)(c)(g)	3,351,600	3,339,869

TOTAL ENERGY		4,587,648

FINANCIALS - 0.7%
Capital Markets - 0.1%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7254% 9/30/24 (b)(c)(g)	989,975	966,711
Diversified Financial Services - 0.5%
Agellan Portfolio 8.9625% 8/7/25 (b)(f)(g)	1,217,000	1,217,000
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (b)(f)(g)	3,629,000	3,629,000
		4,846,000
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7% 5/15/22 (b)(c)(g)	884,531	877,163

TOTAL FINANCIALS		6,689,874

INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.4%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (b)(c)(g)	3,383,131	3,338,744
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/20/24 (b)(c)(g)	925,397	905,732
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 0.9%
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (b)(c)(g)	5,311	5,196
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1478% 9/18/26 (b)(c)(g)	1,352,987	1,305,632
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 1.8478% 2/6/22 (b)(c)(g)	5,332,000	5,195,394
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8927% 6/28/23 (b)(c)(g)	2,003,869	1,983,830
		8,490,052
Real Estate Management & Development - 0.8%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (b)(c)(f)(g)	1,500,000	1,500,000
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8978% 8/21/25 (b)(c)(g)	4,724,171	4,501,473
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(g)	1,856,919	1,629,911
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(g)	104,733	91,930
		7,723,314

TOTAL REAL ESTATE		16,213,366

UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/21 (b)(c)(g)	231,598	210,523
TOTAL BANK LOAN OBLIGATIONS
(Cost $42,427,085)		40,810,220
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund 0.10% (h)
(Cost $35,338,508)	35,335,067	35,342,134
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $992,894,078)		929,520,996
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,450,572
NET ASSETS - 100%		$931,971,568

Legend

 (a) Non-income producing

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $260,252,233 or 27.9% of net assets.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Level 3 security

 (g) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,049
Total	$11,049

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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